TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

DeltaShares® S&P 400 Managed Risk ETF

DeltaShares® S&P 500 Managed Risk ETF

DeltaShares® S&P 600 Managed Risk ETF

DeltaShares® S&P International Managed Risk ETF

DeltaShares® S&P EM 100 & Managed Risk ETF (the “funds”)

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Effective immediately, the “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectuses for each of the funds listed above is deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares: The fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.deltashares.com.

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Effective immediately, the second paragraph of the “Additional Purchase and Sale Information” section of the Prospectus is deleted in its entirety and replaced with the following:

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at market prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the relevant fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Investment Manager believes that large discounts and premiums to net asset value should not be sustained over long periods.

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Effective immediately, the “Premium/Discount Information” section of the Prospectus is deleted in its entirety and also deleted from the “Table of Contents” of the Prospectus.

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Effective immediately, the third paragraph of the “Exchange Listing and Trading” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of a fund under any of the following circumstances: (1) if the Exchange becomes aware that the fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if the fund no longer complies with the applicable listing requirements set forth in the Exchange’s rules; (3) if, following the initial twelve-month period after commencement of trading on the Exchange of the fund, there are fewer than 50 beneficial holders of the fund; or (4) if such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares from listing and trading upon termination of the Trust or the fund.

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Effective immediately, the third, fourth and fifth paragraphs of the “Fund Deposit” sub-section of the “Purchase and Redemption of Creation Units” section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

For each fund, the Custodian, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the standard Fund Deposit (based on information at the end of the previous Business Day). Such standard Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each fund may be changed from time to time with a view to the investment objective of the fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of portfolio changes. These adjustments will reflect changes, known on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant fund or resulting from certain corporate actions.

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Effective immediately, the second and fifth paragraphs of the “Procedures for Redemption of Creation Units” sub-section of the “Purchase and Redemption of Creation Units” section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

For each fund, the Custodian, through the NSCC, makes available, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of securities designated by the fund that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities. The identity and number of shares of the Redemption Securities or the Cash Redemption Amount (defined below) may be changed from time to time with a view to the investment objective of a fund.

With respect to in-kind redemptions of a fund, in connection with taking delivery of shares of Redemption Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Fund Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

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Effective immediately, the “Local Market Holiday Schedules” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus two business days (i.e., days on which the NYSE is open) in the relevant foreign market of a fund. The ability of the Trust to effect in-kind redemptions within two business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within two business days. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days.

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Investors Should Retain this Supplement for Future Reference

December 22, 2020